Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 1,891	$ 31,822	$ 166,555
Accounts receivable	20,000	6,000	93,375
Prepaid expenses and other current assets	24,660	23,854	29,348
Total Current Assets	46,551	61,676	289,278
Property and equipment, net	416,556	508,594	643,087
Intangible assets, net	926,397	963,845	1,038,741
Security deposit	34,176	45,900	45,900
Total Assets	1,423,680	1,580,015	2,017,006
Current Liabilities:
Accounts payable	2,466,839	2,283,981	2,549,042
Accrued expenses and other current liabilities	1,895,907	1,574,659	2,046,795
Accrued interest	198,111	127,375	6,823
Current portion of notes payable, net of debt discount of $99,768, $152,720 and $150,286 at June 30, 2017, December 31, 2016 and 2015, respectively	2,433,331	1,858,845	1,009,797
Total Current Liabilities	6,994,188	5,844,860	5,612,457
Accrued expenses, non-current portion	17,697	430,000
Accrued interest, non-current portion	6,719	7,681	11,011
Notes payable, non-current portion, net of debt discount of $843, $27,244 and $7,999 at June 30, 2017, December 31, 2016 and 2015, respectively	120,120	297,756	302,001
Total Liabilities	7,138,724	6,580,297	5,925,469
Commitments and contingencies
Stockholders' Deficiency:
Preferred stock value
Common stock value	5,491	4,699	3,339
Additional paid-in capital	41,772,200	36,954,817	29,443,704
Accumulated deficit	(47,492,735)	(41,959,798)	(33,323,506)
Treasury stock, at cost, 0 and 27,932 shares at December 31, 2016 and 2015, respectively			(32,000)
Total Stockholders' Deficiency	(5,715,044)	(5,000,282)	(3,908,463)
Total Liabilities and Stockholders' Deficiency	$ 1,423,680	$ 1,580,015	$ 2,017,006